Average Annual Total Returns		12 Months Ended	47 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	0.78%
Build Bond Innovation ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.79%	3.97%
Performance Inception Date			Feb. 09, 2022
Build Bond Innovation ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.19%	2.44%
Build Bond Innovation ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.41%	2.35%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the U.S. bond market. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or taxes.